8. CAPITAL AND RESERVES (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 $ / shares
Share issue costs	$ (26,977)	$ (38,887)
Issuance #1
Sale of Stock, Transaction Date	Sep. 05, 2024
Stock Issued During Period, Shares, New Issues | shares	10,000,000
Sale of Stock, Price Per Share | $ / shares			$ 0.035
Stock Issued	$ 350,000
Issuance #2
Sale of Stock, Transaction Date	Dec. 29, 2025
Stock Issued During Period, Shares, New Issues | shares	11,400,000
Sale of Stock, Price Per Share | $ / shares			$ 0.05
Stock Issued	$ 570,000
Share issue costs	$ (26,977)